Share capital (Summary of Changes in Company's Outstanding Stock Options) (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares
Number
Balance, beginning of year | shares	1,771	1,516
Granted | shares	1,058	808
Exercised | shares	(261)	(93)
Expired | shares	(252)	(460)
Balance, end of year | shares	2,316	1,771
Weighted average exercise price
Balance, beginning of year | CAD	CAD 4.64	CAD 9.5
Granted | CAD	3.86	2.09
Exercised | CAD	3.22	3.12
Expired | CAD	17.31	16.5
Balance, end of year | CAD	CAD 3.06	CAD 4.64